Investments and Derivative Instruments (Net Realized Capital Gains (Losses)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Results of variable annuity hedge program [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	$ (1,190)		$ (1,226)		$ 48
Gross gains and losses on sales and impairments reported in AOCI	1,400		(55)		75
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	365		729
Net realized capital gains (losses)
Gross gains on sales [1]	2,196		478		400
Gross losses on sales	(700)		(278)		(200)
Net OTTI losses recognized in earnings	(45)	[1]	(255)	[1]	(125)	[1]
Valuation allowances on mortgage loans	(1)		4		25
Japanese fixed annuity contract hedges, net	6		(36)		3
Periodic net coupon settlements on credit derivatives/Japan	(3)		(8)		0
Results of variable annuity hedge program	28		179		(613)
Total results of variable annuity hedge program	(935)		(966)		26
GMIB/GMAB/GMWB reinsurance	1,107		1,233		(326)
Coinsurance and modified coinsurance reinsurance contracts	(1,405)		(1,901)		375
Other, net	106		248		(255)
Net realized capital gains (losses), before-tax	326		(1,481)		(77)
U.S. [Member] | GMWB derivatives, net [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	262		519		(397)
U.S. [Member] | Macro Hedge Program [Member]
Net realized capital gains (losses)
Results of variable annuity hedge program	(234)		(340)		(216)
International [Member]
Results of variable annuity hedge program [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	(55)		(66)		0
Net realized capital gains (losses)
Results of variable annuity hedge program	(963)		(1,145)		639
JAPAN [Member]
Results of variable annuity hedge program [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	295		205		(119)
Equity Securities [Member]
Results of variable annuity hedge program [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	21		36
Retirement Plans and Individual Life Businesses [Member]
Results of variable annuity hedge program [Line Items]
Gain (Loss) on Investments, Excluding Other than Temporary Impairments	1,500
FX revaluation - Japan fixed annuity product [Member]
Results of variable annuity hedge program [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	324		245		(129)
Change in value of derivatives and Japan FVO securities [Member]
Results of variable annuity hedge program [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ (318)		$ (281)		$ 132

[1]	Includes $173 of intent-to-sell impairments relating to the Retirement Plans and Individual Life businesses sold for the year ended December 31, 2012.